Net Debt - Summary of Interest Bearing Liabilities and Cash and Cash Equivalents Denominated by Currency (Detail) - USD ($) $ in Millions	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Interest bearing liabilities	$ 27,121	$ 24,496
Cash and cash equivalents	18,532	11,894	$ 12,501
USD [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Interest bearing liabilities	20,409	19,292
Cash and cash equivalents	8,867	4,507
EUR [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Interest bearing liabilities	4,022	2,505
Cash and cash equivalents	4	8
AUD [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Interest bearing liabilities	1,251	1,163
Cash and cash equivalents	5,879	3,611
GBP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Interest bearing liabilities	1,014	1,080
Cash and cash equivalents	28	25
CAD [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Interest bearing liabilities	15	3
Cash and cash equivalents	3,283	3,369
Other [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Interest bearing liabilities	410	453
Cash and cash equivalents	$ 471	$ 374